Inventories	12 Months Ended
Dec. 31, 2019
Inventories [abstract]
Inventories
22	Inventories

	As at 31 December 2018			As at 31 December 2019
	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000
Raw materials	5,529,241	-	5,529,241	4,567,648	-	4,567,648
Work in progress	1,099,235	(55,098)	1,044,137	1,072,040	(78,981)	993,059
Finished goods	1,440,721	(56,448)	1,384,273	1,022,335	(33,763)	988,572
Spare parts and consumables	209,907	(46,683)	163,224	247,873	(42,718)	205,155

	8,279,104	(158,229)	8,120,875	6,909,896	(155,462)	6,754,434

The cost of inventories recognized in Cost of sales amounted to RMB 78,595,380 thousands for the year ended 31 December 2019 (2018: RMB 82,981,590 thousands, 2017: RMB 65,607,079 thousands) which excluded an inventory provision of RMB 70,178 thousands (2018: RMB 86,003 thousands, 2017: RMB 60,461 thousands).

As at 31 December 2019, the provision for inventory write-down was RMB 155,462 thousands (31 December 2018: RMB 158,229 thousands). For the year ended 31 December 2019, the Group sold certain finished goods and utilized certain spare parts and consumables which were previously provided for. The related provision of RMB 72,945 thousands was reversed and included in Cost of sales in the consolidated income statement (2018: RMB 73,266 thousands, 2017: RMB 44,591 thousands).